Financial instruments (Tables)	12 Months Ended
Sep. 30, 2021
Financial Instruments [Abstract]
Disclosure of financial liabilities included in the long-term debt
The following table presents the financial liabilities included in the long-term debt (Note 14) measured at amortized cost categorized using the fair value hierarchy.

		As at September 30, 2021		As at September 30, 2020
	Level	Carrying amount	Fair value	Carrying amount	Fair value
		$	$	$	$
Senior U.S. unsecured notes	Level 2	888,307	936,084	1,211,965	1,297,632
2021 U.S. Senior Notes	Level 2	1,253,226	1,255,055	—	—
2021 CAD Senior Notes	Level 2	595,331	585,506	—	—
Other long-term debt	Level 2	31,169	30,345	44,842	43,536
		2,768,033	2,806,990	1,256,807	1,341,168

Disclosure of fair value measurement of financial assets
The following table presents financial assets and liabilities measured at fair value categorized using the fair value hierarchy:

	Level	As at September 30, 2021	As at September 30, 2020
		$	$
Financial assets
FVTE
Cash and cash equivalents	Level 2	1,699,206	1,707,985
Deferred compensation plan assets (Note 11)	Level 1	81,633	73,156
		1,780,839	1,781,141
Derivative financial instruments designated as hedging instruments
Current derivative financial instruments included in current financial assets	Level 2
Cross-currency swaps		4,146	—
Foreign currency forward contracts		12,745	17,027
Interest rate swaps		1,043	—
Long-term derivative financial instruments (Note 11)	Level 2
Cross-currency swaps		24,347	25,362
Foreign currency forward contracts		9,231	8,636
Interest rate swaps		—	6,180
		51,512	57,205
FVOCI
Short-term investments included in current financial assets	Level 2	1,027	1,473
Long-term bonds included in funds held for clients (Note 5)	Level 2	136,629	148,470
Long-term investments (Note 11)	Level 2	19,354	22,612
		157,010	172,555
Financial liabilities
Derivative financial instruments designated as hedging instruments
Current derivative financial instruments	Level 2
Cross-currency swaps		5,762	5,320
Foreign currency forward contracts		735	3,008
Long-term derivative financial instruments	Level 2
Cross-currency swaps		39,918	52,275
Foreign currency forward contracts		1,866	4,347
		48,281	64,950

Disclosure of fair value measurement of financial liabilities
The following table presents financial assets and liabilities measured at fair value categorized using the fair value hierarchy:

	Level	As at September 30, 2021	As at September 30, 2020
		$	$
Financial assets
FVTE
Cash and cash equivalents	Level 2	1,699,206	1,707,985
Deferred compensation plan assets (Note 11)	Level 1	81,633	73,156
		1,780,839	1,781,141
Derivative financial instruments designated as hedging instruments
Current derivative financial instruments included in current financial assets	Level 2
Cross-currency swaps		4,146	—
Foreign currency forward contracts		12,745	17,027
Interest rate swaps		1,043	—
Long-term derivative financial instruments (Note 11)	Level 2
Cross-currency swaps		24,347	25,362
Foreign currency forward contracts		9,231	8,636
Interest rate swaps		—	6,180
		51,512	57,205
FVOCI
Short-term investments included in current financial assets	Level 2	1,027	1,473
Long-term bonds included in funds held for clients (Note 5)	Level 2	136,629	148,470
Long-term investments (Note 11)	Level 2	19,354	22,612
		157,010	172,555
Financial liabilities
Derivative financial instruments designated as hedging instruments
Current derivative financial instruments	Level 2
Cross-currency swaps		5,762	5,320
Foreign currency forward contracts		735	3,008
Long-term derivative financial instruments	Level 2
Cross-currency swaps		39,918	52,275
Foreign currency forward contracts		1,866	4,347
		48,281	64,950

Disclosure of financial instruments by type of interest rate	The following table summarizes the fair value of these swaps:

					As at September 30, 2021	As at September 30, 2020
Interest rate swaps	Notional amount	Receive Rate	Pay Rate	Maturity	Fair value	Fair value
					$	$
Fair value hedges of Senior U.S. unsecured note	U.S.$250,000	4.99%	LIBOR 1 month +3.26%	December 2021	1,043	6,180

Disclosure of detailed information about cross-currency swap agreements
The following tables summarize the cross-currency swap agreements that the Company had entered into in order to manage its currency:

					As at September 30, 2021	As at September 30, 2020
Receive Notional	Receive Rate	Pay Notional	Pay rate	Maturity	Fair value	Fair value
					$	$
Hedges of net investments in European operations
$228,700	From 3.41% to 3.81%	€147,200	From 2.14% to 2.51%	From September 2022 to 2024	12,859	189
$136,274	From 3.57% to 3.63%	£75,842	From 2.67% to 2.80%	September 2024	9,814	8,977
$58,419	From 3.57% to 3.68%	kr371,900	From 2.12% to 2.18%	September 2024	5,820	5,359
Hedges of net investments in European operations and cash flow hedges on unsecured committed term loan credit facility
US$500,000	LIBOR 1 month + 1.00%	€443,381	From 1.13% to 1.17%	December 2023	(27,819)	(45,599)
Cash flow hedges of Senior U.S. unsecured notes
US$315,000	From 3.74% to 4.06%	$423,393	From 3.41% to 3.81%	From September 2022 to 2024	(17,861)	(1,159)
Total					(17,187)	(32,233)

Disclosure of notional, average contract rates, maturities and sensitivity analysis for currency risk	As at September 30, 2021, the Company held foreign currency forward contracts to hedge exposures to changes in foreign currency, which have the following notional, average contract rates and maturities:

		Average contract rates		As at September 30, 2021	As at September 30, 2020
Foreign currency forward contracts	Notional	Less than one year	More than one year	Fair value	Fair value
				$	$
USD/INR	US$146,367	76.52	82.88	4,002	2,473
CAD/INR	$266,077	59.50	63.87	882	6,196
EUR/INR	€86,244	92.21	99.38	6,650	4,731
GBP/INR	£70,552	102.82	111.37	2,390	4,522
SEK/INR	kr151,588	8.60	9.04	(10)	477
EUR/GBP	€31,955	0.89	0.89	1,033	(1,210)
EUR/MAD	€32,196	10.67	10.99	2,064	2,534
EUR/CZK	€17,704	26.63	26.81	758	(1,039)
EUR/SEK	€19,185	10.66	10.75	1,396	120
Others	$60,293			210	(496)
Total				19,375	18,308
31.    Financial instruments (continued)
MARKET RISK (CONTINUED)
Currency risk (continued)
The following table details the Company's sensitivity to a 10% strengthening of the Swedish krona, the U.S. dollar, the euro and the British pound foreign currency rates on net earnings and comprehensive income. The sensitivity analysis on net earnings presents the impact of foreign currency denominated financial instruments and adjusts their translation at period end for a 10% strengthening in foreign currency rates. The sensitivity analysis on other comprehensive income presents the impact of a 10% strengthening in foreign currency rates on the fair value of foreign currency forward contracts designated as cash flow hedges and on net investment hedges.

				2021				2020
	Swedish krona impact	U.S. dollar impact	euro impact	British pound impact	Swedish krona impact	U.S. dollar impact	euro impact	British pound impact
	$	$	$	$	$	$	$	$
Increase in net earnings	171	1,416	1,294	1,227	317	1,215	190	931
Decrease in other comprehensive (loss) income	(8,287)	(187,587)	(83,334)	(25,622)	(11,047)	(233,182)	(116,136)	(29,080)

Disclosure of maturity analysis for non-derivative financial liabilities
The following tables summarize the carrying amount and the contractual maturities of both the interest and principal portion of financial liabilities. All amounts contractually denominated in foreign currency are presented in Canadian dollar equivalent amounts using the period-end spot rate or floating rate.

As at September 30, 2021	Carrying amount	Contractual cash flows	Less than one year	Between one and three years	Between three and five years	Beyond five years
	$	$	$	$	$	$
Non-derivative financial liabilities
Accounts payable and accrued liabilities	891,374	891,374	891,374	—	—	—
Accrued compensation and employee-related liabilities	1,084,014	1,084,014	1,084,014	—	—	—
Senior U.S. unsecured notes	888,307	955,768	410,738	545,030	—	—
2021 U.S. Senior Notes	1,253,226	1,439,360	22,690	45,380	805,940	565,350
2021 CAD Senior Notes	595,331	688,269	12,669	25,200	25,200	625,200
Unsecured committed term loan credit facility	633,623	649,498	7,043	642,455	—	—
Lease liabilities	776,940	877,498	192,750	318,993	180,593	185,162
Other long-term debt	31,169	32,071	13,133	18,337	595	6
Clients’ funds obligations	591,101	591,101	591,101	—	—	—
Derivative financial liabilities
Cash flow hedges of future revenue	2,601
Outflow		163,162	55,039	103,373	4,750	—
(Inflow)		(171,282)	(55,756)	(110,294)	(5,232)	—
Cross-currency swaps	45,680
Outflow		1,128,791	91,667	1,037,124	—	—
(Inflow)		(1,088,240)	(85,776)	(1,002,464)	—	—
	6,793,366	7,241,384	3,230,686	1,623,134	1,011,846	1,375,718

As at September 30, 2020	Carrying amount	Contractual cash flows	Less than one year	Between one and three years	Between three and five years	Beyond five years
	$	$	$	$	$	$
Non-derivative financial liabilities
Accounts payable and accrued liabilities	814,119	814,119	814,119	—	—	—
Accrued compensation and employee-related liabilities	884,619	884,619	884,619	—	—	—
Senior U.S. and euro unsecured notes	1,211,965	1,325,791	321,089	519,605	485,097	—
Unsecured committed term loan credit facilities	2,330,288	2,400,927	35,869	1,696,940	668,118	—
Lease liabilities	876,370	1,002,493	207,617	325,964	229,871	239,041
Other long-term debt	44,842	45,221	38,240	5,387	1,587	7
Clients’ funds obligations	720,322	720,322	720,322	—	—	—
Derivative financial liabilities
Cash flow hedges of future revenue	6,694
Outflow		290,661	108,478	163,183	19,000	—
(Inflow)		(299,279)	(107,621)	(169,846)	(21,812)	—
Cross-currency swaps	57,595
Outflow		1,272,197	315,839	168,458	787,900	—
(Inflow)		(1,232,774)	(311,715)	(163,025)	(758,034)	—
Non deliverable forwards	661
Outflow		661	661	—	—	—
	6,947,475	7,224,958	3,027,517	2,546,666	1,411,727	239,048

Disclosure of maturity analysis for derivative financial liabilities
The following tables summarize the carrying amount and the contractual maturities of both the interest and principal portion of financial liabilities. All amounts contractually denominated in foreign currency are presented in Canadian dollar equivalent amounts using the period-end spot rate or floating rate.

As at September 30, 2021	Carrying amount	Contractual cash flows	Less than one year	Between one and three years	Between three and five years	Beyond five years
	$	$	$	$	$	$
Non-derivative financial liabilities
Accounts payable and accrued liabilities	891,374	891,374	891,374	—	—	—
Accrued compensation and employee-related liabilities	1,084,014	1,084,014	1,084,014	—	—	—
Senior U.S. unsecured notes	888,307	955,768	410,738	545,030	—	—
2021 U.S. Senior Notes	1,253,226	1,439,360	22,690	45,380	805,940	565,350
2021 CAD Senior Notes	595,331	688,269	12,669	25,200	25,200	625,200
Unsecured committed term loan credit facility	633,623	649,498	7,043	642,455	—	—
Lease liabilities	776,940	877,498	192,750	318,993	180,593	185,162
Other long-term debt	31,169	32,071	13,133	18,337	595	6
Clients’ funds obligations	591,101	591,101	591,101	—	—	—
Derivative financial liabilities
Cash flow hedges of future revenue	2,601
Outflow		163,162	55,039	103,373	4,750	—
(Inflow)		(171,282)	(55,756)	(110,294)	(5,232)	—
Cross-currency swaps	45,680
Outflow		1,128,791	91,667	1,037,124	—	—
(Inflow)		(1,088,240)	(85,776)	(1,002,464)	—	—
	6,793,366	7,241,384	3,230,686	1,623,134	1,011,846	1,375,718

As at September 30, 2020	Carrying amount	Contractual cash flows	Less than one year	Between one and three years	Between three and five years	Beyond five years
	$	$	$	$	$	$
Non-derivative financial liabilities
Accounts payable and accrued liabilities	814,119	814,119	814,119	—	—	—
Accrued compensation and employee-related liabilities	884,619	884,619	884,619	—	—	—
Senior U.S. and euro unsecured notes	1,211,965	1,325,791	321,089	519,605	485,097	—
Unsecured committed term loan credit facilities	2,330,288	2,400,927	35,869	1,696,940	668,118	—
Lease liabilities	876,370	1,002,493	207,617	325,964	229,871	239,041
Other long-term debt	44,842	45,221	38,240	5,387	1,587	7
Clients’ funds obligations	720,322	720,322	720,322	—	—	—
Derivative financial liabilities
Cash flow hedges of future revenue	6,694
Outflow		290,661	108,478	163,183	19,000	—
(Inflow)		(299,279)	(107,621)	(169,846)	(21,812)	—
Cross-currency swaps	57,595
Outflow		1,272,197	315,839	168,458	787,900	—
(Inflow)		(1,232,774)	(311,715)	(163,025)	(758,034)	—
Non deliverable forwards	661
Outflow		661	661	—	—	—
	6,947,475	7,224,958	3,027,517	2,546,666	1,411,727	239,048

Disclosure of analysis of age of trade accounts receivable	The following table sets forth details of the age of trade accounts receivable that are past due:

	2021	2020
	$	$
Not past due	818,520	775,975
Past due 1-30 days	47,702	44,278
Past due 31-60 days	21,582	29,948
Past due 61-90 days	7,402	6,407
Past due more than 90 days	46,939	53,546
	942,145	910,154
Allowance for doubtful accounts	(3,728)	(5,267)
	938,417	904,887